Taxes (Details 2)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Schedule of PRC statutory rates
Statutory PRC income tax rate		25.00%	25.00%	25.00%
Favorable tax rate impact	[1]	(11.10%)	(15.30%)	(10.30%)
Permanent difference		(1.60%)	(2.80%)
Change in valuation allowance		(3.60%)	0.20%
Effective tax rate		8.70%	7.10%	14.70%

[1]	Distance Learning is subject to a favorable tax rate of 15%; Shanghai Xia Shu, Shanghai Xin Fu, Hunan Huafu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Liaoning Huafu and Huafu Silu are subject to a favorable tax rate of 10%.